Cover	6 Months Ended
Sep. 30, 2025
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2025
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2026
Current Fiscal Year End Date	--03-31
Entity File Number	001-42413
Entity Registrant Name	REAL MESSENGER CORPORATION
Entity Central Index Key	0001983324
Entity Address, Address Line One	695 Town Center Drive
Entity Address, Address Line Two	Suite 1200
Entity Address, City or Town	Costa Mesa
Entity Address, Country	CA
Entity Address, Postal Zip Code	92626